File Number: 333-42105
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933




                                                               October 25, 2012



                                Pioneer Independence Fund

                   Supplement to the May 1, 2012 Summary Prospectus, as in
		       effect and as may be amended from time to time


Fund summary

Effective November 1, 2012, the following replaces the information in the "Management" chart:


Portfolio management   Andrew Acheson, senior vice president of Pioneer
                       (portfolio manager of the fund since 2001).





                                                                  26099-00-1012
                                       (c) 2012 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC